SEC File Nos. 2-10607
                                                                811-572

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-1A
                       Registration Statement
                               Under
                     the Securities Act of 1933
                  Post-Effective Amendment No.  102
                                and
                      Registration Statement
                               Under
                 The Investment Company Act of 1940
                       Amendment No.  22

                    AMERICAN MUTUAL FUND, INC.
          (Exact Name of Registrant as specified in charter)
                      333 South Hope Street
                   Los Angeles, California 90071
              (Address of principal executive offices)
          Registrant's telephone number, including area code:
                          (213) 486-9200

                         Vincent P. Corti
               Capital Research and Management Company
                       333 South Hope Street
                    Los Angeles, California 90071
                (name and address of agent for service)


                             Copies to:
                         JOHN B. POWER, ESQ.
                          O'Melveny & Myers
                        400 South Hope Street
                    Los Angeles, California  90071
                     (Counsel for the Registrant)

        The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
     On December 19, 1996, it filed its 24f-2 notice for fiscal 1996.

                 Approximate date of proposed public offering:
 It is proposed that this filing become effective on January 1, 1997,  pursuant to paragraph (a) of rule 485.



                        AMERICAN MUTUAL FUND, INC.
                           CROSS REFERENCE SHEET

ITEM NUMBER OF

PART "A"OF FORM N-1A                                      CAPTIONS IN PROSPECTUS (PART "A")



 1.      Cover Page                                       Cover Page

 2.      Synopsis                                         Summary of Expenses

 3.      Condensed Financial Information                  Financial Highlights; Investment Results

 4.      General Description of Registrant                Fund Organization and Management; Investment Policies and

                                                          Risks; Securities and Investment Techniques; Multiple
                                                          Portfolio Counselor System

 5.      Management of the Fund                           Financial Highlights; Fund Organization and Management;

                                                          Securities and Investment Techniques; Multiple Portfolio
                                                          Counselor System

 6.      Capital Stock and Other Securities               Investment Policies and Risks; Securities and Investment
                                                          Techniques;Fund Organization and Management; Dividends,

                                                           Distributions and Taxes

 7.      Purchase of Securities Being Offered              Purchasing Shares; Fund Organization and Management;

 8.      Redemption or Repurchase                          Selling Shares

 9.      Legal Proceedings                                 N/A



ITEM NUMBER OF                                             CAPTIONS IN STATEMENT OF

PART "B" OF FORM N-1A                                      ADDITIONAL INFORMATION (PART "B")



 10.     Cover Page                                        Cover

 11.     Table of Contents                                 Table of Contents

 12.     General Information and History                   Fund Organization and Management (Part "A")

 13.     Investment Objectives and Policies                Investment Policies; Description of Certain Securities;

                                                           Investment Restrictions

 14.     Management of the Registrant                      Fund Directors and Officers; Management

 15.     Control Persons and Principal Holders             Fund Directors and Officers

         of Securities

 16.     Investment Advisory and Other Services            Management

 17.     Brokerage Allocation and Other Practices          Execution of Portfolio Transactions

 18.     Capital Stock and Other Securities                None

 19.     Purchase, Redemption and Pricing of               Purchase of Shares; Shareholder Account

         Securities Being Offered                          Services and Privileges; Redeeming Shares

 20.     Tax Status                                        Dividends, Distributions and Federal Taxes

 21.     Underwriter                                       Management -- Principal Underwriter

 22.     Calculation of Performance Data                   Investment Results

 23.     Financial Statements                              Financial Statements





ITEM IN PART "C"


 24.     Financial Statements and Exhibits

 25.     Persons Controlled by or under

         Common Control with Registrant

 26.     Number of Holders of Securities

 27.     Indemnification

 28.     Business and Other Connections of

         Investment Adviser

 29.     Principal Underwriters

 30.     Location of Accounts and Records

 31.     Management Services

 32.     Undertakings

         Signature Page

                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                                American Mutual
                                 Fund, Inc.(R)

                                   Prospectus




                                JANUARY 1, 1997

AMERICAN MUTUAL FUND, INC.
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                           3
Financial Highlights                               4
Investment Policies and Risks                      5
Securities and Investment Techniques               6
Multiple Portfolio Counselor System                6
Investment Results                                 8
Dividends,.Distributions.and.Taxes                 9
Fund.Organization.and.Management                  10
Shareholder Services                              13


--------------------------------------------------------------------------------

The fund strives for the balanced accomplishment of three objectives -- current income, capital growth and conservation of principal. It seeks to fulfill these objectives through the constant supervision, careful selection and diversification of a portfolio which ordinarily consists principally of equity-type securities of companies that are likely to participate in the growth of the American economy.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE
FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


03-010-0197

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Annual fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)  5.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets for the fiscal period ended October 31,
1996)
--------------------------------------------------------------------------------
Management fees                0.29%
12b-1 expenses                 0.20%/1/
Other expenses                 0.10%
Total fund operating expenses  0.59%

/1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year     $ 63
Three years  $ 75
Five years   $ 89
Ten years    $127

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte and Touche LLP, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                  YEAR ENDED OCTOBER 31
                          -------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990     1989    1988    1987
                          -------------------------------------------------------------------------------
Net asset value,
beginning of year         $24.17  $21.60  $23.21  $21.29  $20.98  $17.91   $20.53  $18.66  $18.16  $19.12
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income        .84     .87     .88     .85     .87     .89      .96    1.00     .85     .78

Net realized and
unrealized gain (loss)
on investments              3.52    3.41    (.54)   2.89     .98    3.39    (1.79)   2.53    1.25     .24

Total income from
investment operations       4.36    4.28     .34    3.74    1.85    4.28     (.83)   3.53    2.10    1.02
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income           (.84)   (.84)   (.84)   (.85)   (.88)  (1.01)   (1.00)   (.99)   (.89)   (.76)

Distributions from net
realized gains             (1.15)   (.87)  (1.11)   (.97)   (.66)   (.20)    (.79)   (.67)   (.71)  (1.22)

Total distributions        (1.99)  (1.71)  (1.95)  (1.82)  (1.54)  (1.21)   (1.79)  (1.66)  (1.60)  (1.98)

Net asset value,
end of year               $26.54  $24.17  $21.60  $23.21  $21.29  $20.98   $17.91  $20.53  $18.66  $18.16

Total return /1/          18.89%  21.25%   1.75%  18.63%   9.43%  24.62%  (4.65)%  20.22%  12.52%   5.24%

RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year  (in millions)      $7,759  $6,552  $5,397  $5,283  $4,565  $4,134   $3,196  $3,169  $2,610  $2,388

Ratios of expenses to
average net assets          .59%    .59%    .60%    .59%    .60%    .63%     .60%    .59%    .54%    .47%

Ratio of net income to
average net assets         3.36%   3.92%   4.07%   3.83%   4.15%   4.47%    5.00%   5.20%   4.77%   4.26%

Average commissions paid
per share /2/              5.88c   6.27c   6.54c   7.31c   7.56c   7.68c    7.75c   7.95c   7.43c   6.81c

Portfolio
turnover rate             24.21%  23.31%  18.46%  22.48%  37.35%  23.77%   12.17%  22.80%  16.92%  13.42%

/1/ Excludes maximum sales charge of 5.75%.
/2/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected in the fund's statement of operations. Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, are excluded.

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
The fund strives for the balanced accomplishment of three objectives -- current income, capital growth and conservation of principal. The fund seeks to fulfill each of its objectives as follows:

CURRENT INCOME--primarily by the selection of investments whose dividends appear well protected.

CAPITAL GROWTH--primarily by the purchase of equity-type securities of companies which Capital Research and Management Company, the fund's investment adviser, expects are likely to participate in the growth of the American economy.

CONSERVATION OF PRINCIPAL--by careful selection, broad diversification and constant supervision of investments which should serve to reduce risk and thereby preserve principal.

The fund's portfolio is managed as a whole in that the fund does not seek to fulfill all of its objectives in each of its investments. The fund will ordinarily invest principally in equity-type securities such as common stocks and nonconvertible preferred stocks of companies that are likely to participate in the growth of the American economy. The fund's investments include the stocks of companies domiciled in the U.S. and/or that are part of the Standard & Poor's 500 Stock Composite Index which is considered a broad measure of the U.S. market. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by Capital Research and Management Company), cash or cash equivalents, and U.S. Government securities.

The fund's investments are limited to securities included on its eligible list, which consists of securities deemed suitable investment media in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, reviewing and acting upon the recommendations of Capital Research and Management Company. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's investment restrictions (which are described in the statement of additional information as fundamental) and objectives may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. These securities may include common stocks, preferred stocks, and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on overall market and economic conditions. The fund's results will be related to the overall market for these securities.

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------

                                                                      YEARS OF EXPERIENCE AS
                                                                     INVESTMENT PROFESSIONAL
                                                                          (APPROXIMATE)
                                                                    --------------------------
                                            YEARS OF EXPERIENCE
                                          AS PORTFOLIO COUNSELOR     WITH CAPITAL
                                        (AND RESEARCH PROFESSIONAL,  RESEARCH AND
PORTFOLIO COUNSELORS                        IF APPLICABLE) FOR        MANAGEMENT
FOR AMERICAN MUTUAL                        AMERICAN MUTUAL FUND       COMPANY OR
        FUND          PRIMARY TITLE(S)         (APPROXIMATE)        ITS AFFILIATES TOTAL YEARS
----------------------------------------------------------------------------------------------
JON B.                Chairman of the   37 years                    45 years       45 years
LOVELACE,             Board of the
JR.                   fund. Vice
                      Chairman of the
                      Board and
                      Chairman of the
                      Executive
                      Committee,
                      Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------------
JAMES K.              President and     27 years                    34 years       34 years
DUNTON                Director of the
                      fund. Senior
                      Vice President
                      and Director,
                      Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------------
ROBERT G.             Executive Vice    9 years (plus               21 years       25 years
O'DONNELL             President of      11 years as
                      the fund.         research
                      Senior Vice       professional
                      President and     prior to
                      Director,         becoming a
                      Capital           portfolio
                      Research and      counselor for
                      Management        the fund)
                      Company
----------------------------------------------------------------------------------------------
TIMOTHY               Vice President    5 years (plus 6             14 years       14 years
D.                    of the fund.      years as
ARMOUR                Director,         research
                      Capital           professional
                      Research and      prior to
                      Management        becoming a
                      Company. Senior   portfolio
                      Vice President,   counselor for
                      Capital           the fund)
                      Research
                      Company*
----------------------------------------------------------------------------------------------
R.                    Portfolio         11 years (plus              32 years       32 years
MICHAEL               counselor for     7 years as
SHANAHAN              the fund.         research
                      Chairman of the   professional
                      Board and         prior to
                      Principal         becoming a
                      Executive         portfolio
                      Officer,          counselor for
                      Capital           the fund)
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD refers to the income the fund expects to earn based on its current portfolio over a given period of time, expressed as an annual percentage rate. Because yield is calculated using a formula mandated by the Securities and Exchange Commission, this quoted yield may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1996)

                                  THE FUND AT
                  THE FUND AT       MAXIMUM
                NET ASSET VALUE SALES CHARGE/1/ S&P 500/2/
----------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS:
 ..........................................................
One year            16.13%           9.44%       20.32%
 ..........................................................
Five years          13.55%          12.21%       15.21%
 ..........................................................
Ten years           12.58%          11.91%       14.96%
 ..........................................................
Lifetime/3/         13.06%          12.91%       12.62%
----------------------------------------------------------

Yield/1/: 3.15%
Distribution Rate/1/: 3.08%

/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds. The maximum sales charge has been deducted.
/2/ The Standard & Poor's 500 Index represents stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/3/ The fund began investment operations on February 21, 1950.

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]



1986     18.55
1987      4.42
1988     12.85
1989     25.25
1990     -1.62
1991     21.72
1992      7.83
1993     14.28
1994      0.33
1995     31.38

Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends are usually paid in April, July, October and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement account may differ from redemptions from an ordinary shareholder account.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE
FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1949 and reorganized as a Maryland corporation in 1984. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
0.384% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund for the previous fiscal year is listed above under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund for the last fiscal year is listed above under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREA

                   Call toll-free from anywhere in the U.S.
                            (8 a.m. to 8 p.m. ET):
                                 800/421-0180

                                     [MAP]

WESTERN SERVICE CENTER
American Funds
Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax: 714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds
Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax: 210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds
Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax: 317/735-6620

EASTERN SERVICE CENTER
American Funds
Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax: 804/670-4773

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS. IF YOU ARE INVESTING THROUGH A RETIREMENT PLAN, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS
ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

- Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

- Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

- Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
- Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

- Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT MINIMUMS

----------------------------------------------------------------
To establish an account                                   $  250
 For a retirement plan account                            $  250
 For a retirement plan account through payroll deduction  $   25
To add to an account                                      $   50
 For a retirement plan account                            $   25

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                     -----------------
                                                           DEALER
                                                 NET    CONCESSION AS
                                      OFFERING  AMOUNT  % OF OFFERING
INVESTMENT                             PRICE   INVESTED     PRICE
Less than $50,000                      5.75%     6.10%     5.00%
$50,000 but less than $100,000         4.50%     4.71%     3.75%
 ................................................................................
$100,000 but less than $250,000        3.50%     3.63%     2.75%
 ................................................................................
$250,000 but less than $500,000        2.50%     2.56%     2.00%
 ................................................................................
$500,000 but less than $1 million      2.00%     2.04%     1.60%
 ................................................................................
$1 million or more and certain
other investments described below   see below  see below  see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans with $100 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

- Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

- Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
- Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

- Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received and accepted by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below) or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 15 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, provided the address has been used with the account for at least 15 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds

--------------------------------------------------------------------------------
                        AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                         AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                         AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                    AMERICAN MUTUAL FUND, INC. / PROSPECTUS
--------------------------------------------------------------------------------

FOR SHAREHOLDER        FOR DEALER               FOR 24-HOUR
SERVICES               SERVICES                 INFORMATION

American Funds         American Funds           American
Service Company        Distributors             FundsLine(R)
800/421-0180 ext. 1    800/421-9900 ext. 11     800/325-3590


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 --------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL               STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS           INFORMATION (SAI)

 Includes financial               Contains more detailed
 statements, detailed             information on all aspects of
 performance information,         the fund, including the
 portfolio holdings, a            fund's financial statements.
 statement from portfolio
 management and the auditor's
 report.

 CODE OF ETHICS                   A current SAI has been filed
                                  with the Securities and
 Includes a description of the    Exchange Commission and is
 fund's personal investing        incorporated by reference (is
 policy.                          legally part of the
                                  prospectus).


 To request a free copy of any of the documents above:

 Call American Funds     or       Write to the Secretary of the
 Service Company                  Fund 333 South Hope Street
 800/421-0180 ext. 1              Los Angeles, CA 90071

This prospectus has been printed on recycled paper.

                                                        [RECYCLE LOGO]

                           AMERICAN MUTUAL FUND, INC.

                                   PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1997

         This document is not a prospectus but should be read in conjunction with the current Prospectus of American Mutual Fund, Inc. (the fund or AMF) dated January 1, 1997. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           AMERICAN MUTUAL FUND, INC.
                             Attention: Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                (213) 486-9200

         Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.
                               TABLE OF CONTENTS
 ITEM PAGE NO.
 INVESTMENT POLICIES                                  1
 DESCRIPTION OF CERTAIN SECURITIES                    2
 INVESTMENT RESTRICTIONS                              3
 FUND DIRECTORS AND OFFICERS                          6
 MANAGEMENT                                           10
 DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES           12
 PURCHASE OF SHARES                                   14
 REDEEMING     SHARES                                 21
 SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES          22
 EXECUTION OF PORTFOLIO TRANSACTIONS                  24
 GENERAL INFORMATION                                  25
 INVESTMENT RESULTS                                   26
 FINANCIAL STATEMENTS                                 ATTACHED


                              INVESTMENT POLICIES

     The fund will invest primarily in equity-type securities of companies that are likely to participate in the growth of the American economy; however, the fund is not restricted with regard to the percentage of its portfolio which may be placed in any particular type of investment. The economic outlook of Capital Research and Management Company (the Investment Adviser) and the fundamental and relative attractiveness of individual securities will determine the fund's relative investment in cash and cash equivalents, bonds, preferred stocks, common stocks and obligations of the U.S. Government, or its agencies or instrumentalities.

FIXED-INCOME SECURITIES -- The fund may invest in intermediate- and long-term debt securities. If market interest rates increase, such fixed-income securities generally decline in value and vice versa. If the currency in which the security is denominated declines against the U.S. dollar, the dollar value of the security will decline and vice versa.

                       DESCRIPTION OF CERTAIN SECURITIES

         The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."
BOND RATINGS - The fund may invest in debt securities which are rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or determined to be of equivalent quality by the Investment Adviser. The top three rating categories for Standard & Poor's and

Moody's are described below:

 STANDARD & POOR'S CORPORATION:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher categories."

 MOODY'S INVESTORS SERVICE, INC.:

"Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds rated A are judged to be of upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank Cooperatives, and Federal Intermediate Credit Banks.

   CASH AND CASH EQUIVALENTS - The fund may maintain assets in cash or cash equivalents. These securities include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                            INVESTMENT RESTRICTIONS

         The fund has adopted certain investment restrictions, which cannot be changed without approval by a majority of its outstanding shares. Such majority is defined within the Investment Company Act of 1940 (the 1940 Act) as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities.
 These restrictions provide that the fund shall make no investment:

 1. Which involves promotion or business management by the fund;

 2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

 3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

 4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

 5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;

 6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

     The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.

     The fund is not permitted to:

  7. Invest in real estate;

  8. Make any investment which would subject it to unlimited liability;

  9. Buy securities on margin;

 10. Sell securities short; nor

 11. Borrow money.

     The fund does not concentrate investments in one industry or group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.

     Further investment policies of the fund, which may be changed by action of the Board of Directors, without shareholder approval, include the following: the fund will not purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer; the fund will not invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission); the fund will not invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations; the fund will not ordinarily purchase securities which are non-income-producing at the time of purchase; the fund will not invest in puts, calls, straddles, spreads or any combination thereof; the fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); nor invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).


                          FUND DIRECTORS AND OFFICERS
                    DIRECTORS AND DIRECTOR COMPENSATION


NAME, ADDRESS AND AGE       POSITION         PRINCIPAL                   AGGREGATE           TOTAL COMPENSATION   TOTAL
                            WITH             OCCUPATION(S) DURING        COMPENSATION        FROM ALL           NUMBER
                            REGISTRANT       PAST 5 YEARS                (INCLUDING          FUNDS MANAGED      OF FUND
                                             (POSITIONS WITHIN THE       VOLUNTARILY         BY CAPITAL         BOARDS
                                             ORGANIZATIONS LISTED MAY    DEFERRED COMPEN-    RESEARCH AND       ON WHICH
                                             HAVE CHANGED DURING THIS    SATION/1/) FROM     MANAGEMENT         DIRECTOR
                                             PERIOD)                     THE FUND DURING     COMPANY FOR THE    SERVES/2/
                                                                         FISCAL              YEAR

+H. Frederick               Director         Private Investor;           $24,500/3/          $145,850/3/         18
Christie                                     former President and
P.O. Box 144                                 Chief Executive
Palos Verdes Estates,                        Officer, The Mission
CA  90274                                    Group (non-utility
Age:  63                                     holding company,
                                             subsidiary of
                                             Southern California
                                             Edison Company)

E. H. Clark, Jr.            Director         Chairman of the Board       $24,500             $24,500            1
West Tower                                   and Chief Executive
5000 Birch Street,                           Officer, The
Suite 3000                                   Friendship Group (an
Newport Beach, CA                            investment
92660                                        partnership);  former
Age: 70                                      Chairman of the
                                             Board, Baker Hughes
                                             Inc.;  former
                                             Chairman of the
                                             Board, Baker
                                             International
                                             Corporation

Mary Anne Dolan             Director         Founder and                 $23,900             $23,900            1
1033 Gayley Avenue,                          President, M.A.D.,
Suite 205                                    Inc.
Los Angeles, CA                              (a communications
90024                                        company)
Age:  49

++James K. Dunton           President        Senior Vice President       none/4/             none/4/            1
333 South Hope Street       and              and Director, Capital
Los Angeles, CA             Director         Research and
90071                                        Management Company
Age:  58

Martin Fenton,              Director         Chairman, Senior            $24,500             $116,500            16
Jr.8070 La Jolla                             Resource Group
Shores                                       (management of senior
P.O. Box 446                                 living centers)
La Jolla, CA  92037
Age:  61

E. Eric Johnson             Director         Chairman, TBG               $23,900/3/          $23,900/3/         1
2029 Century Park                            Financial;  former
East #3720                                   Chairman, Johnson &
Los Angeles, CA                              Higgins of California
90067
Age:  69

Mary Myers Kauppila         Director         Founder and                 $24,500/3/          $74,350/3/         4
One Winthrop Square                          President, Energy
Boston, MA  02210                            Investment, Inc.
Age:  42

++Jon B. Lovelace,          Chairman         Vice Chairman of the        none/4/             none/4/            4
Jr.                         of the           Board and Chairman of
333 South Hope Street       Board            the Executive
Los Angeles, CA                              Committee, Capital
90071                                        Research and
Age:  69                                     Management Company

++James W. Ratzlaff         Vice             Senior Partner, The         none/4/             none/4/            6
P.O. Box 7650               Chairman         Capital Group
San Francisco, CA           of the           Partners, L.P.
94120                       Board
Age: 60

Olin C. Robison             Director         President of the            $23,300             $75,500            2
The Marble Works                             Salzburg Seminar;
Middlebury, VT  05753                        Professor and former
Age:   60                                    President, Middlebury
                                             College



+ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

++ "Interested persons" within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating directors are as follows: H. Frederick Christie ($45,712), E. Eric Johnson ($80,122) and Mary Myers Kauppila ($83,932). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the director.

/4/ James K. Dunton, Jon B. Lovelace, Jr. and James W. Ratzlaff are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

 JON B. LOVELACE, JR., Chairman of the Board (see above).

 JAMES W. RATZLAFF, Vice Chairman of the Board (see above).

 JAMES K. DUNTON, President (see above)

    ROBERT G. O'DONNELL, Executive Vice President.  One Market, Steuart Tower,
Suite 1800, San Francisco, CA  94105.   Senior Vice President and Director,
 Capital Research and Management Company.

   * TIMOTHY D. ARMOUR, Vice President. Director, Capital Research and Management Company. Senior Vice President, Capital Research
 Company.

* JOYCE E. GORDON, Vice President.
  Senior Vice President, Capital Research Company.

* VINCENT P. CORTI, Secretary.
 Vice President - Fund Business Management Group, Capital Research and Management Company.

** STEVEN N. KEARSLEY, Treasurer.
 Vice President and Treasurer, Capital Research and Management Company; Director, American Funds Service Company.

** R. MARCIA GOULD, Assistant Treasurer.
 Vice President - Fund Business Management Group, Capital Research and Management Company.

   ** MARY C. HALL, Assistant Treasurer.

    Senior Vice President - Fund Business Management Group, Capital Research and Management Company.

________________________

# Positions within the organizations listed may have changed during this period.

* Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92821.

    All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any officer or director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $16,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,500 for each Board of Directors meeting attended, plus $600 for each meeting attended as a member of a committee of the Board of Directors. The directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the directors who are not affiliated with the Investment Adviser. As of December 1, 1996 the officers, directors and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

   INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

     An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

         The Investment Adviser is responsible for managing more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

     The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical, and bookkeeping functions of the fund, provides suitable office space and utilities, necessary office equipment and general purpose accounting forms, supplies and postage used at the office of the fund. The fund pays all expenses not expressly assumed by the Investment Adviser, including, but not limited to, fees and expenses of the transfer agent, dividend disbursing agent, legal counsel, independent accountant and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund, cost of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of registration, qualification and issuance of fund shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; taxes; and compensation of Directors who are not affiliated persons of the Investment Adviser.

     As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.384% on the first $1 billion of net assets, plus 0.33% on net assets from $1 billion to $2 billion, plus 0.294% on net assets from $2 billion to $3 billion, plus 0.27% on net assets from $3 billion to $5 billion, plus 0.252% on net assets from $5 billion to $8 billion, plus 0.24% on net assets over $8 billion. In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in the previous agreement.
The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion. The Agreement provides that the Investment Adviser shall pay the fund the amount by which expenses, with the exception of taxes and expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenses which are not subject to this limitation are interest, taxes, and extraordinary items such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

         During the fiscal years ended October 31, 1996, 1995, and 1994, the Investment Adviser's total fees amounted to $21,154,000, $17,788,000 and $16,241,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended October 31, 1996 amounted to $3,378,000, after allowance of $16,767,000 to dealers. During the fiscal years ended October 31, 1995 and 1994 the Principal Underwriter retained $2,831,000 and $2,877,000, respectively.

         As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

         Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a 401(k) plan with 200 or more eligible employees). Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the fiscal year ended October 31, 1996, the fund paid or accrued $14,098,000 under the Plan as compensation to dealers.

     The Glass-Steagall and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         The fund intends to meet all the requirements, and has elected the tax status of, a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income which it retains.

         To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains on sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

          Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the periods described above. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.

     The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

      Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

     Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent the fund's income is derived from dividends (which if received directly would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

     If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

     As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

     The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gains distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.


                                  PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT               ADDITIONAL INVESTMENTS

                 See "Investment Minimums         $50 minimum (except where a lower
                 and Fund Numbers" for initial    minimum is noted under "Investment
                 investment minimums.             Minimums and Fund Numbers").

By contacting    Visit any investment dealer      Mail directly to your investment dealer's
your investment   who is registered in the state  address printed on your account
dealer           where the purchase is made       statement.
                 and who has a sales
                 agreement with American
                 Funds Distributors.

By mail          Make your check payable to       Fill out the account additions form at the
                 the fund and mail to the         bottom of a recent account statement,
                 address indicated on the         make your check payable to the fund,
                 account application.  Please     write your account number on your
                 indicate an investment dealer    check, and mail the check and form in
                 on the account application.      the envelope provided with your account
                                                  statement.

By telephone     Please contact your              Complete the "Investments by Phone"
                 investment dealer to open        section on the account application or
                 account, then follow the         American FundsLink Authorization
                 procedures for additional        Form.
                 investments.                     Once you establish the privilege, you,
                                                  your financial advisor or any person with
                                                  your account information can call
                                                  American FundsLineR and make
                                                  investments by telephone (subject to
                                                  conditions noted in "Telephone
                                                  Purchases, Redemptions and
                                                  Exchanges" below).

By wire          Call 800/421-0180 to obtain      Your bank should wire your additional
                 your account number(s), if       investments in the same manner as
                 necessary.  Please indicate an   described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE

ORDER.



        Investment Minimums and Fund Numbers - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):


FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          02
                                             $1,000

American Balanced FundR                                              11
                                             500

American Mutual FundR                                                03
                                             250

Capital Income BuilderR                                              12
                                             1,000

Capital World Growth and Income Fund$                                33
                                             1,000

EuroPacific Growth FundR                                             16
                                             250

Fundamental Investors$                                               10
                                             250

The Growth Fund of AmericaR                                          05
                                             1,000

The Income Fund of AmericaR                                          06
                                             1,000

The Investment Company of AmericaR                                   04
                                             250

The New Economy FundR                                                14
                                             1,000

New Perspective FundR                                                07
                                             250

SMALLCAP World FundR                                                 35
                                             1,000

Washington Mutual Investors Fund$                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond FundR                            40
                                             1,000

American High-Income Trust$                                          21
                                             1,000

The Bond Fund of America$                                            08
                                             1,000

Capital World Bond FundR                                             31
                                             1,000

Intermediate Bond Fund of America$                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America$                        43
                                             1,000

The Tax-Exempt Bond Fund of AmericaR                                 19
                                             1,000

The Tax-Exempt Fund of CaliforniaR*                                  20
                                             1,000

The Tax-Exempt Fund of MarylandR*                                    24
                                             1,000

The Tax-Exempt Fund of VirginiaR*                                    25
                                             1,000

U.S. Government Securities Fund$                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                09
                                             2,500

The Tax-Exempt Money Fund of America$                                39
                                             2,500

The U.S. Treasury Money Fund of America$                             49
                                             2,500

___________

*Available only in certain states.




        For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

   DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)


AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                 CONCESSION
                                                                    AS PERCENTAGE
                                                                    OF THE
                                                                    OFFERING
                                                                    PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than $50,000
                                 4.71             4.50             3.75

$50,000 but less than $100,000
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000
                                 2.04             2.00             1.60

$1,000,000 or more                                                 (see below)
                                 none             none



        Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

        American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

        Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales
Charge.")

        Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. The prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

     The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated on the last quoted bid price. Nonconvertible bonds and debentures, and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, an over-the-counter or exchange quotation may be used. U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U,S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Other securities are valued on the basis of last sale or bid prices in what is, in the opinion of the Investment Adviser, the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of taxes and other expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

         Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell fund shares directly, indirectly, or through a unit investment trust to any other investment company, or to any person or entity, where, after the sale, such investment company, person or entity would own beneficially, directly, indirectly, or through a unit investment trust, more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Directors.


                      REDEEMING SHARES

By writing to             Send a letter of instruction specifying
American                  the name of the fund,
Funds Service             the number of shares or dollar amount to
Company (at               be sold, your name
the appropriate           and account number.  You should also
address                   enclose any share
indicated under           certificates you wish to redeem.  For
"Principal                redemptions over
Underwriter and           $50,000 and for certain redemptions of
Transfer                  $50,000 or less (see
Agent" in the             below), your signature must be guaranteed
prospectus)               by a bank,
                          savings association, credit union, or
                          member firm of a
                          domestic stock exchange or the National
                          Association of
                          Securities Dealers, Inc. that is an
                          eligible guarantor institution.
                          You should verify with the institution
                          that it is an eligible
                          guarantor prior to signing.  Additional
                          documentation may be
                          required for redemption of shares held in
                          corporate,
                          partnership or fiduciary accounts.
                          Notarization by a Notary
                          Public is not an
                          acceptable signature guarantee.

By contacting your        If you redeem shares through your
investment dealer         investment dealer, you
                          may be charged for this service.  SHARES
                          HELD FOR YOU IN
                          YOUR INVESTMENT DEALER'S STREET NAME MUST
                          BE REDEEMED
                          THROUGH THE DEALER.

You may have a            You may use this option, provided the
redemption                account is registered in
check sent to you         the name of an individual(s), a UGMA/UTMA
by using                  custodian, or a
American FundsLineR       non-retirement plan trust.  These
or by                     redemptions may not
telephoning,              exceed $10,000 per day, per fund account
faxing, or                and the check
telegraphing              must be made payable to the shareholder(s)
American                  of record and be
Funds Service             sent to the address of record provided the
Company                   address has been
(subject to the           used with the account for at least 10
conditions                days.  See "Principal
noted in this             Underwriter and Transfer Agent" in the
section and in            prospectus and
"Telephone                "Exchange Privilege" below for the
Purchases,                appropriate telephone or
Redemptions and           fax number.
Exchanges" below)

In the case of the        Upon request (use the account application
money                     for the money
market funds, you         market funds) you may establish telephone
may have                  redemption
redemptions wired         privileges (which will enable you to have
to your                   a redemption sent to
bank by telephoning       your bank account) and/or check writing
American Funds            privileges.  If you
Service                   request check writing privileges, you will
Company ($1,000 or        be provided with
more)                     checks that you may use to draw against
or by writing a           your account.
check ($250               These checks may be made payable to anyone
or more)                  you
                          designate and must be signed by the
                          authorized number of
                          registered shareholders exactly as
                          indicated on your checking
                          account signature card.




   A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

   REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder if (a) the shares owned by such shareholder have a value (determined, for the purpose of this sentence only, as the greater of the shareholder's cost or the then net asset value of the shares, including the reinvestment of income dividends and capital gain distributions, if any) of less than $250, or (b) such shareholder owns less than ten (10) shares of Capital Stock of the Corporation. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

   AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

   EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

   You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLineR (see "American FundsLineR" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

   AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINER - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLineR. To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLineR are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLineR), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

         There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactioins.

         The fund is required to disclose information regarding investments in the securities of broker-dealers which have certain relationships with the fund. During the last fiscal year, the fund held certain equity and debt securities of some of its regular brokers and dealers or their parents that derive more than 15% of gross revenues from securities-related activities which included securities of: General Electric Company (equity) $19,350,000; General Electric Capital Corporation (debt) $42,965,000; and, J.P. Morgan & Co. (equity) $38,869,000.



    Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended October 31, 1996, 1995 and 1994 amounted to $2,889,000, $2,980,000 and $2,662,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,473,000 for the fiscal year ended October 31, 1996.

INDEPENDENT ACCOUNTANT - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent accountant since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on October 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountant, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.
 The financial statements including the investment portfolio and the report of Independent Accountant contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

           DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
              MAXIMUM OFFERING PRICE PER SHARE -- OCTOBER 31, 1996




Net asset value and redemption price per share
(Net assets divided by shares outstanding)           $26.54

Maximum offering price per share (100/94.25 of
net asset value per share, which takes into
account the fund's current maximum sales charge)     $28.16





REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                               INVESTMENT RESULTS

         The fund's yield is 2.90% based on a 30-day (or one month) period ended October 31, 1996, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  YIELD = 2[((a-b)/cd + 1)/6/ -1]

 Where: a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

         The fund's average annual total return for the one-, five- and ten-year periods ending on October 31, 1996 was 12.08%, 12.41%, and 11.74%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ending redeemable value or ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

     The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

    The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

     The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

     The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

     The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and The Wall Street Journal.

     The fund may, from time to time, compare its investment results with the following:

 (1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1966 (121 in all), those funds have had better total returns than the Standard & Poor's 500 Stock Composite Index in 94 of the 121 periods.

     Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

     The investment results set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.

     The investment results set forth below were calculated as described in the fund's Prospectus.

                         AMF VS. VARIOUS UNMANAGED INDICES

10-Year                                                       Average

Periods                                                       Savings

11/1 - 10/31      AMF           DJIA(1)       S&P 500 (2)     Account (3)

1986 - 1996       +204%         +342%         +292%            +68%

1985 - 1995       +232          +384          +321             +73

1984 - 1994       +233          +362          +297            +80

1983 - 1993       +247          +338          +307            +91

1982 - 1992       +273          +384          +353            +103

1981 - 1991       +336          +453          +379            +115

1980 - 1990       +285          +316          +261            +123

1979 - 1989       +426          +423          +415            +126

1978 - 1988       +412          +347          +371            +125

1977 - 1987       +413          +309          +335            +125

1976 - 1986       +414          +233          +284            +124

1975 - 1985       +400          +182          +247            +122

1974 - 1984       +418          +212          +266            +117

1973 - 1983       +312          +120          +145            +111

1972 - 1982       +221          +76           +91             +103

1971 - 1981       +179          +67           +101            +93

1970 - 1980       +207          +97           +134            +83

1969 - 1979       +113          +50           +57             +78

1968 - 1978       +71           +28           +32             +74

1967 - 1977       +79           +40           +41             +71

1966 - 1976       +103          +78           +82             +69

1965 - 1975       +56           +28           +36             +66

1964 - 1974       +39           +10           +21             +62

1963 - 1973       +92           +81           +102            +59

1962 - 1972       +154          +131          +173            +56

1961 - 1971       +96           +70           +90             +54

1960 - 1970       +115          +86           +116            +52

1959 - 1969       +134          +87           +133            +49

1958 - 1968       +186          +147          +178            +46

1957 - 1967       +212          +184          +218            +44



/(1)/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/(2)/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/(3)/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.




      IF YOU ARE CONSIDERING AMF FOR AN INDIVIDUAL RETIREMENT ACCOUNT. . .

Here's how much you would have if you had invested $2,000 a year on

November 1 of each year in AMF over the past 5, 10, 20 and 30 years:


5 years                 10 years             20 years             30 years
(11/1/91 - 10/31/96)   (11/1/86 - 10/31/96)   (11/1/76 - 10/31/96)   (11/1/66 - 10/31/96)

$14,592              $40,296                 $232,705             $762,301



      SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM...

                                              ...and taken all distributions

if you had invested                           in shares, your investment

$10,000 in AMF                                would have been worth this

this many years ago...                         much at October 31, 1996



Number                  Periods

of Years                11/1 - 10/31          Value

1                       1995 - 1996           $11,208

2                       1994 - 1996           13,586

3                       1993 - 1996           13,822

4                       1992 - 1996           16,399

5                       1991 - 1996           17,946

6                       1990 - 1996           22,367

7                       1989 - 1996           21,326

8                       1988 - 1996           25,633

9                       1987 - 1996           28,841

10                      1986 - 1996           30,350

11                      1985 - 1996           39,498

12                      1984 - 1996           48,019

13                      1983 - 1996           50,866

14                      1982 - 1996           64,981

15                      1981 - 1996           82,964

16                      1980 - 1996           91,319

17                      1979 - 1996           119,014

18                      1978 - 1996           139,288

19                      1977 - 1996           157,088

20                      1976 - 1996           165,557

21                      1975 - 1996           209,649

22                      1974 - 1996           263,830

23                      1973 - 1996           222,180

24                      1972 - 1996           221,351

25                      1971 - 1996           245,396

26                      1970 - 1996           296,897

27                      1969 - 1996           268,567

28                      1968 - 1996           252,872

29                      1967 - 1996           298,423

30                      1966 - 1996           356,995



   Illustration of a $10,000 investment in AMF with dividends reinvested and capital gain distributions taken in shares
(For the lifetime of the Fund, February 21, 1950 through October 31, 1996)


                         COST OF SHARES                                            VALUE OF SHARES

Fiscal                          Total                           From            From

Year End        Annual          Dividends       Investment      From Initial    Capital Gains   Dividends       Total

10/31           Dividends       (cumulative)    Cost             Investment     Reinvested      Reinvested      Value



1950            $  247          $  247          $  10,247       $  9,548        $  225          $  245          $  10,018

1951            523             770             10,770          10,706          740             788             12,234

1952            513             1,283           11,283          10,536          1,357           1,271           13,164

1953            550             1,833           11,833          10,452          1,829           1,795           14,076

1954            579             2,412           12,412          13,048          3,378           2,835           19,261

1955            647             3,059           13,059          15,240          5,871           3,939           25,050

1956            789             3,848           13,848          16,087          8,658           4,906           29,651

1957            911             4,759           14,759          13,452          9,685           4,913           28,050

1958            1,010           5,769           15,769          15,936          13,280          6,924           36,140

1959            1,050           6,819           16,819          16,632          16,623          8,234           41,489

1960            1,210           8,029           18,029          15,052          17,197          8,616           40,865

1961            1,257           9,286           19,286          18,495          23,965          11,888          54,348

1962            1,372           10,658          20,658          14,638          21,270          10,664          46,572

1963            1,523           12,181          22,181          17,987          28,625          14,677          61,289

1964            1,697           13,878          23,878          19,360          34,472          17,523          71,355

1965            1,845           15,723          25,723          19,925          40,082          19,912          79,919

1966            2,271           17,994          27,994          17,611          40,329          19,706          77,646

1967            2,568           20,562          30,562          19,285          49,467          24,084          92,836

1968            3,154           23,716          33,716          20,903          59,174          29,509          109,586

1969            3,762           27,478          37,478          17,930          56,314          28,972          103,216

1970            4,168           31,646          41,646          14,506          51,267          27,585           93,358

1971            4,424           36,070          46,070          16,482          61,005          35,512          112,999

1972            4,711           40,781          50,781          16,990          67,024          41,212          125,226

1973            5,069           45,850          55,850          15,842          65,585          43,372          124,799

1974            7,273           53,123          63,123          12,474          51,642          41,006          105,122

1975            7,300           60,423          70,423          14,788          61,223          56,185          132,196

1976            7,881           68,304          78,304          17,516          75,351          74,512          167,379

1977            8,604           76,908          86,908          16,952          79,251          80,231          176,434


                Illustration of a $10,000 investment in AMF with dividends reinvested and capital gain distributions taken in shares (cont.)
   (For the lifetime of the Fund, February 21, 1950 through October 31, 1996)




                            COST OF SHARES                                    VALUE OF SHARES

Fiscal                                          Total           From            From

Year End        Annual          Dividends       Investment      From Initial    Capital Gains   Dividends       Total

 10/31          Dividends       (cumulative)    Cost             Investment       Reinvested    Reinvested      Value

1978            9,989           86,897          96,897          17,516          88,743          92,688          198,947

1979            11,322           98,219         108,219         18,702          104,186         109,917         232,805

1980            13,854          112,073         122,073         22,295          135,771         145,518         303,584

1981            16,351          128,424         138,424         22,559          148,139         163,418         334,116

1982            26,841          155,265         165,265         24,271          194,950         207,217         426,438

1983            26,227          181,492         191,492         28,391          246,296         270,229         544,916

1984            26,606          208,098         218,098         27,413          260,888         288,859         577,160

1985            30,124          238,222         248,222         30,310          320,100         351,425         701,835

1986            34,058          272,280         282,280         35,974          423,882         453,214         913,070

1987            39,285          311,565         321,565         34,167          460,226         466,495         960,888

1988            50,009          361,574         371,574         35,108          514,255         531,837         1,081,200

1989            59,908          421,482         431,482         38,627          611,229         649,930         1,299,786

1990            66,101          487,583         497,583         33,697          577,926         627,722         1,239,345

1991            71,767          559,350         569,350         39,473          692,684         812,254         1,544,411

1992            67,509          626,859         636,859         40,056          755,828         894,131         1,690,015

1993            70,887          697,746         707,746         43,669          911,212         1,049,980       2,004,861

1994            76,471          774,217         784,217         40,640          944,019         1,055,212       2,039,871

1995            83,156          857,373         867,373         45,475          1,156,130       1,271,837       2,473,442

1996            90,173          947,546         957,546         49,934          1,399,311       1,491,493

   2,940,738



The dollar amount of capital gain distributions during the period was $870,092.

AMERICAN MUTUAL FUND
October 31, 1996
----------------------------                            ---------------
                                                             Percent of
Largest Industry Holdings*                                   Net Assets
----------------------------                            ---------------
Banking                                                           13.30%
Energy Sources                                                     8.61
Telecommunications                                                 7.65
Health & Personal Care                                             6.69
Utilities: Electric & Gas                                          3.61
Other Industries                                                  37.33
Bonds, Notes, Cash and Equivalents                                22.81

*Percentages above do not include certain stocks in initial period of acquisition.

----------------------------                            ---------------
                                                             Percent of
Largest Individual Holdings                                  Net Assets
----------------------------                            ---------------

DuPont                                                             2.53%
Amoco                                                              2.44
Ameritech                                                          2.15
AT&T                                                               2.06
Royal Dutch Petroleum                                              1.44
Merck                                                              1.43
American Home Products                                             1.26
Phillips Petroleum                                                 1.22
Comerica                                                           1.16
Banc One                                                           1.15

AMERICAN MUTUAL FUND Investment Portfolio
October 31, 1996

                                                                                                             Market       Percent
EQUITY-TYPE SECURITIES                                                                                        Value        of Net
(common and preferred stocks)                                                                  Shares    (Millions)        Assets
                                                                                           -----------  -----------   -----------
Energy
Energy Sources- 6.17%
Amoco Corp.                                                                                  2,500,000      $189.375        2.44%
Ashland Inc.                                                                                   519,100        22.062           .28
Atlantic Richfield Co.                                                                         600,000        79.500          1.02
Chevron Corp.                                                                                  235,000        15.451           .20
Exxon Corp.                                                                                    825,000        73.116           .94
Pennzoil Co.                                                                                   609,700        31.095           .40
Phillips Petroleum Co.                                                                       2,300,000        94.300          1.22
Royal Dutch Petroleum Co.
 (New York Registered Shares)                                                                  675,000       111.628          1.44
Texaco Inc.                                                                                    100,000        10.163           .13
Union Pacific Resources Group, Inc.                                                            804,598        22.126           .29
Unocal Capital Trust. $3.125 convertible preferred                                             368,280        19.703           .25

Utilities: Electric & Gas- 3.61%
American Electric Power Co., Inc.                                                              200,000         8.300           .11
Carolina Power & Light Co.                                                                     200,000         7.225           .09
Central and South West Corp.                                                                 2,300,000        60.950           .79
Consolidated Edison Co. of New York, Inc.                                                    1,900,000        55.575           .72
Dominion Resources, Inc.                                                                       150,000         5.662           .07
Duke Power Co.                                                                                 500,000        24.438           .31
Entergy Corp.                                                                                1,350,000        37.800           .49
Houston Industries Inc.                                                                      1,100,000        25.162           .32
Pacific Gas and Electric Co.                                                                 1,600,000        37.600           .49
Unicom Corp.                                                                                   200,000         5.200           .07
Union Electric Co.                                                                             300,000        11.587           .15
                                                                                                        -----------        ------
                                                                                                             948.018          9.78
                                                                                                        -----------        ------
Materials
Chemicals- 3.34%
Dow Chemical Co.                                                                               350,000        27.212           .35
E.I. du Pont de Nemours and Co.                                                              2,112,500       195.934          2.53
Monsanto Co.                                                                                   900,000        35.663           .46

Forest Products & Paper- 2.21%
Georgia-Pacific Corp.                                                                          450,000        33.750           .43
International Paper Co.                                                                      1,000,000        42.750           .55
Rayonier Inc.                                                                                   50,000         1.981           .03
Union Camp Corp.                                                                               850,000        41.437           .53
Westvaco Corp.                                                                                 850,000        24.225           .32
Weyerhaeuser Co.                                                                               600,000        27.525           .35

Metals: Nonferrous- 0.38%
Aluminum Co. of America                                                                        500,000        29.313           .38

Metals: Steel- 0.28%
Worthington Industries, Inc.                                                                 1,050,000        21.788           .28

Miscellaneous Materials & Commodities- 0.17%
TRINOVA Corp.                                                                                  400,000        13.150           .17
                                                                                                        -----------        ------
                                                                                                             494.728          6.38
                                                                                                        -----------        ------
Capital Equipment
Aerospace & Military Technology- 1.29%
Boeing Co.                                                                                     350,000        33.381           .43
General Motors Corp., Class H                                                                  250,000        13.344           .17
Raytheon Co.                                                                                   225,000        11.081           .14
Sundstrand Corp.                                                                               750,000        30.188           .39
United Technologies Corp.                                                                      100,000        12.875           .16

Construction & Housing- 0.14%
Stone & Webster, Inc.                                                                          325,000        10.725           .14

Data Processing & Reproduction- 1.28%
International Business Machines Corp.                                                          500,000        64.500           .83
Xerox Corp.                                                                                    750,000        34.781           .45

Electrical & Electronic- 1.69%
Emerson Electric Co.                                                                           250,000        22.250           .29
General Electric Co.                                                                           200,000        19.350           .25
Hubbell Inc., Class B                                                                          720,000        29.430           .38
Lucent Technologies Inc.                                                                     1,278,511        60.090           .77

Electronic Components- 0.36%
Motorola, Inc.                                                                                 600,000        27.600           .36

Industrial Components- 1.69%
Dana Corp.                                                                                     700,000        20.738           .27
Goodyear Tire & Rubber Co.                                                                     700,000        32.112           .41
Johnson Controls, Inc.                                                                         200,000        14.600           .19
TRW Inc.                                                                                       700,000        63.350           .82

Machinery & Engineering- 2.13%
Briggs & Stratton Corp.                                                                        629,100        25.164           .32
Caterpillar Inc.                                                                             1,094,000        75.076           .97
Deere & Co.                                                                                  1,564,200        65.305           .84
                                                                                                        -----------        ------
                                                                                                             665.940          8.58
                                                                                                        -----------        ------
Consumer Goods
Automobiles- 1.12%
Ford Motor Co., Class A                                                                      2,779,620        86.863          1.12

Beverages- 0.70%
PepsiCo, Inc.                                                                                1,832,000        54.273           .70

Food & Household Products- 2.04%
Colgate-Palmolive Co.                                                                          325,000        29.900           .39
ConAgra, Inc.                                                                                  600,000        29.925           .39
CPC International Inc.                                                                         185,000        14.592           .19
General Mills, Inc.                                                                            750,000        42.844           .55
Procter & Gamble Co.                                                                           300,000        29.700           .38
Unilever NV                                                                                     70,000        10.701           .14

Health & Personal Care- 6.69%
Abbott Laboratories                                                                            550,000        27.844           .36
American Home Products Corp.                                                                 1,600,000        98.000          1.26
Bristol-Myers Squibb Co.                                                                       275,000        29.081           .37
Johnson & Johnson                                                                              700,000        34.475           .44
Kimberly-Clark Corp.                                                                           330,000        30.772           .40
Eli Lilly and Co.                                                                              400,000        28.200           .36
Merck & Co., Inc.                                                                            1,500,000       111.188          1.43
Pharmacia & Upjohn, Inc.                                                                       747,500        26.910           .35
Schering-Plough Corp.                                                                        1,285,000        82.240          1.06
Warner-Lambert Co.                                                                             800,000        50.900           .66

Textiles & Apparel- 0.42%
VF Corp.                                                                                       500,000        32.688           .42
                                                                                                        -----------        ------
                                                                                                             851.096         10.97
                                                                                                        -----------        ------
Services
Broadcasting & Publishing- 1.07%
Gannett Co., Inc.                                                                              550,000        41.731           .54
Tribune Co.                                                                                    500,000        40.875           .53

Business & Public Services- 3.58%
Browning-Ferris Industries, Inc.                                                             2,100,000        55.125           .71
Dun & Bradstreet Corp.                                                                       1,100,000        63.663           .82
Electronic Data Systems Corp.                                                                  410,000        18.450           .24
Moore Corp. Ltd.                                                                             3,325,000        67.331           .87
Pitney Bowes Inc.                                                                            1,000,000        55.875           .72
WMX Technologies, Inc.                                                                         500,000        17.187           .22

Leisure & Tourism- 0.59%
Marriott International, Inc.                                                                   800,000        45.500           .59

Merchandising- 2.14%
J. C. Penney Co., Inc.                                                                         950,000        49.875           .64
Wal-Mart Stores, Inc.                                                                        3,250,000        86.531          1.11
Walgreen Co.                                                                                   800,000        30.200           .39

Telecommunications- 7.65%
Ameritech Corp.                                                                              3,050,000       166.988          2.15
AT&T Corp.                                                                                   4,595,000       160.251          2.06
Bell Atlantic Corp.                                                                            200,000        12.050           .16
GTE Corp.                                                                                    1,500,000        63.187           .81
Pacific Telesis Group                                                                        2,250,000        76.500           .99
SBC Communications Inc.                                                                        700,000        34.038           .44
Sprint Corp.                                                                                   700,000        27.475           .35
U S WEST Communications Group                                                                1,750,000        53.156           .69

Transportation: Rail & Road- 2.70%
Conrail, Inc.                                                                                  750,000        71.344           .92
Norfolk Southern Corp.                                                                         955,000        85.114          1.10
Union Pacific Corp.                                                                            950,000        53.319           .68
                                                                                                        -----------        ------
                                                                                                           1,375.765         17.73
                                                                                                        -----------        ------
Finance
Banking- 13.30%
AmSouth Bancorporation                                                                       1,000,000        46.375           .60
Banc One Corp.                                                                               2,100,000        88.988          1.15
BankAmerica Corp.                                                                              250,000        22.875           .29
Bankers Trust New York Corp.                                                                   400,000        33.800           .43
Boatmen's Bancshares, Inc.                                                                     365,000        22.174           .29
The Chase Manhattan Corp.                                                                      700,000        60.025           .77
Comerica Inc.                                                                                1,700,000        90.312          1.16
CoreStates Financial Corp.                                                                   1,200,000        58.350           .75
First Chicago NBD Corp.                                                                      1,200,000        61.200           .79
First Security Corp.                                                                         1,425,000        41.859           .54
First Union Corp.                                                                              550,000        40.013           .51
Firstar Corp.                                                                                  800,000        39.200           .51
Fleet Financial Group, Inc.                                                                  1,693,000        84.438          1.09
Huntington Bancshares Inc.                                                                   1,155,000        27.720           .36
KeyCorp                                                                                        400,000        18.650           .24
J.P. Morgan & Co. Inc.                                                                         450,000        38.869           .50
PNC Bank Corp.                                                                               2,300,000        83.375          1.07
U. S. Bancorp                                                                                  650,000        26.000           .34
Wachovia Corp.                                                                               1,600,000        86.000          1.11
Wells Fargo & Co.                                                                              233,333        62.329           .80

Financial Services- 1.46%
Beneficial Corp.                                                                               350,000        20.475           .26
Federal National Mortgage Assn.                                                              1,580,000        61.818           .80
Household International, Inc.                                                                  350,000        30.975           .40

Insurance- 2.91%
Allstate Corp.                                                                                 800,000        44.900           .58
American General Corp.                                                                       1,610,000        59.972           .77
Lincoln National Corp.                                                                         600,000        29.100           .38
Marsh & McLennan Companies, Inc.                                                               250,000        26.031           .34
SAFECO Corp.                                                                                 1,000,000        37.750           .49
St. Paul Companies, Inc.                                                                       500,000        27.188           .35
                                                                                                        -----------        ------
                                                                                                           1,370.761         17.67
                                                                                                        -----------        ------
Multi-Industry & Miscellaneous
Multi-Industry- 2.35%
AlliedSignal Inc.                                                                              400,000        26.200           .34
Harsco Corp.                                                                                    50,000         3.194           .04
Minnesota Mining and Manufacturing Co.                                                         825,000        63.215           .81
Tenneco Inc.                                                                                 1,100,000        54.450           .70
Textron Inc.                                                                                   400,000        35.500           .46
                                                                                                        -----------        ------
                                                                                                             182.559          2.35
                                                                                                        -----------        ------
Miscellaneous- 1.29%
Stocks in initial period of acquisition                                                                      100.049          1.29
                                                                                                        -----------        ------
TOTAL EQUITY-TYPE SECURITIES (cost:
 $3,871.499 million)                                                                                       5,988.916         74.75
                                                                                                        -----------        ------

BONDS AND NOTES                                                                              Principal
                                                                                                Amount
Corporate- 0.17%                                                                           -----------
J.C. Penney Co., Inc. 9.05% 2001                                                           $12,000,000        13.122           .17
                                                                                                        -----------        ------

U.S. Treasury Obligations- 4.80%
12.375% May 2004                                                                            50,000,000        68.031           .88
11.75% February 2001                                                                        50,000,000        60.554           .78
 8.25% July 1998                                                                            60,000,000        62.437           .80
 5.125% April 1998                                                                          60,000,000        59.550           .77
 8.125% February 1998                                                                       60,000,000        61.810           .79
 6.00% November 1997                                                                        60,000,000        60.262           .78
                                                                                                        -----------        ------
                                                                                                             372.644          4.80
                                                                                                        -----------        ------
TOTAL BONDS AND NOTES (cost: $403.898 million)                                                               385.766          4.97
                                                                                                        -----------        ------
TOTAL INVESTMENT SECURITIES (cost: $4,275.397
 million)                                                                                                  6,374.682         79.72
                                                                                                        -----------        ------

SHORT-TERM SECURITIES
Corporate Short-Term Notes- 13.91%
Ameritech Corp. 5.24%-5.33% due 11/22/96-1/30/97                                            97,000,000        96.329          1.24
AT&T Corp. 5.27% due 11/5/96                                                                30,000,000        29.978           .39
Baltimore Gas & Electric Co. 5.24%-5.28% due 11/14-12/6/96                                  35,085,000        34.930           .45
BellSouth Telecommunications, Inc. 5.22%-5.27%
 due 11/4-12/4/96                                                                           39,700,000        39.579           .51
Beneficial Corp. 5.24%-5.26% due 12/10/96                                                   64,900,000        64.518           .83
E.I. du Pont de Nemours and Co. 5.26%-5.35%
 due 11/19/96-1/8/97*                                                                       57,867,000        57.581           .74
Ford Motor Credit Co. 5.25%-5.36%
 due 11/8/96-1/9/97                                                                        100,900,000       100.448          1.29
General Electric Capital Corp. 5.31%-5.34%
 due 11/14/96-1/14/97                                                                       43,200,000        42.965           .55
H.J.Heinz Co. 5.23%-5.41%
 due 11/6-12/11/96                                                                          69,500,000        69.260           .89
Hewlett-Packard Co. 5.20%-5.26%
 due 11/6-12/20/96                                                                          60,000,000        59.895           .77
Lucent Technologies Inc. 5.23%-5.30%
 due 11/7/96-1/9/97                                                                         82,500,000        82.007          1.06
J.C. Penney Funding Corp. 5.25%-5.31%
 due 12/4/96-1/23/97                                                                        75,500,000        74.917           .97
Procter & Gamble Co. 5.27%-5.40%
 due 11/6/96-1/13/97                                                                        68,800,000        68.341           .88
Southwestern Bell Telephone Co.5.22%-5.27%
 due 11/4-12/20/96                                                                          65,000,000        64.721           .83
U S WEST Communications, Inc.5.27%-5.30%
 due 11/12-12/13/96                                                                         62,500,000        62.275           .80
Warner-Lambert Co.5.27%-5.30%
 due 11/1/96-1/6/97                                                                         58,600,000        58.265           .75
Weyerhaeuser Co.5.24%-5.34%
 due 11/8-12/19/96                                                                          75,000,000        74.667           .96

Federal Agency Short-Term Obligations- 3.52%
Federal Home Loan Bank 5.24%-5.36% due 11/20-12/19/96                                       81,200,000        80.756          1.04
Federal Home Loan Mortgage Corp. 5.20%-5.40%
 due 11/13-12/31/96                                                                         99,490,000        98.924          1.28
Federal National Mortgage Assn. 5.33%-5.44%
 due 12/6-12/19/96                                                                          93,600,000        93.067          1.20

U.S. Treasury Short-Term Securities - 0.35%
6.375%-7.25% due 11/15/96-6/30/97                                                           26,000,000        26.080           .35
                                                                                                        -----------        ------
TOTAL SHORT-TERM SECURITIES (cost: $1,379.533
 million)                                                                                                  1,379.503         17.78
Excess of cash and receivables over payables                                                                   4.891           .06
                                                                                                        -----------        ------
TOTAL SHORT-TERM SECURITIES,
 CASH AND RECEIVABLES, NET OF PAYABLES                                                                     1,384.394         17.84
                                                                                                        -----------        ------
NET ASSETS                                                                                                $7,759.076        97.56%
                                                                                                        ===========        ======

*Purchased in a private placement transaction, resale to the public may require registration or sale only to qualified institutional buyers.

 See Notes to Financial Statements



----------------------------                            ---------------
Equity-type securities                           Equity-type securities
 appearing in the portfolio               eliminated from the portfolio
 since April 30, 1996                              since April 30, 1996
----------------------------                            ---------------

AlliedSignal                                    Aetna Life and Casualty
Aluminum Co. of America                                  Bausch & Lomb
American Electric Power
Bankers Trust New York
Briggs & Stratton
Browning-Ferries
CoreStates Financial
Electronic Data Systems
Emerson Electric
KeyCorp
Marsh & McLennan
Pennzoil
Procter & Gamble
Raytheon
U. S. Bancorp
Unilever
Union Electric
Unocal Capital Trust


American Mutual Fund  Financial Statements
-----------------------------------------            -----------   -----------
Statement of Assets and Liabilities                                (dollars in
October 31, 1996                                                     millions)
------------------------------------------------     -----------    ----------
Investment securities at market
 (cost: $4,275.397)                                                 $6,374.682
Short-term securities
 (cost: $1,379.533)                                                  1,379.503
Cash                                                                      .139
Receivables for-
 Sales of investments                                      $.000
 Sales of fund's shares                                 $  9.202
 Dividends and accrued interest                           22.540        31.742
                                                     -----------    ----------
                                                                     7,786.066
Liabilities:
Payables for-
 Purchases of investments                                 18.058
 Repurchases of fund's shares                              4.513
 Management services                                       1.869
 Accrued expenses                                          2.550        26.990
                                                     -----------    ----------
Net Assets at October 31, 1996-
 Equivalent to $26.54 per share on
 292,312,818 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--500,000,000 shares)                                 $7,759.076
                                                                     =========

-----------------------------------------------------------------------------------
Statement of Operations                                            (dollars in
for the year ended October  31, 1996                                 millions)
--------------------------------------------------    ----------   -----------
Investment Income:
Income:
 Dividends                                           $   171.438
 Interest                                                112.277      $283.715
                                                      ----------
Expenses:
 Management services fee                                  21.154
 Distribution expenses                                    14.098
 Transfer agent fee                                        4.473
 Reports to shareholders                                    .517
 Registration statement and
  prospectus                                                .429
 Postage, stationery and supplies                           .957
 Directors' fees                                            .169
 Auditing and legal fees                                    .072
 Custodian fee                                              .164
 Taxes other than federal income tax                        .074
 Other expenses                                             .107        42.214
                                                     -----------    ----------
 Net investment income                                                 241.501
                                                                    ----------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                     477.701
 Net increase in unrealized appreciation on
  investments:
  Beginning of year                                    1,583.521
  End of year                                          2,099.255       515.734
                                                     -----------    ----------
  Net realized gain and increase in unrealized
   appreciation on investments                                         993.435
                                                                    ----------
Net Increase in Net Assets Resulting
 from Operations                                                    $1,234.936
                                                                    ==========


--------------------------------------------------   -----------    ----------
Statement of Changes in Net Assets                                 (dollars in
                                                                     millions)
-------------------------------------------------    -----------    ----------

                                                      Year ended    October 31
                                                             1996          1995
                                                     -----------    ----------
Operations:
Net investment income                                $   241.501    $  230.323
Net realized gain on investments                         477.701       305.112
Net increase in unrealized appreciation
 on investments                                          515.734       612.873
                                                     -----------    ----------
 Net increase in net assets
  resulting from operations                            1,234.936     1,148.308
                                                     -----------    ----------
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                    (238.662)     (220.251)
Distributions from net realized
 gain on investments                                    (311.944)     (217.473)
                                                     -----------    ----------
 Total dividends and distributions                      (550.606)     (437.724)
                                                     -----------    ----------
Capital Share Transactions:
Proceeds from shares sold:
 34,457,011 and 31,087,225
 shares, respectively                                    865.021       689.376
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 20,031,287 and 18,568,126
 shares, respectively                                    491.254       388.017
Cost of shares repurchased:
 33,206,353 and 28,510,164
 shares, respectively                                   (833.613)     (633.334)
                                                     -----------    ----------
 Net increase in net assets
  resulting from capital share
  transactions                                           522.662       444.059
                                                     -----------    ----------
Total Increase in Net Assets                           1,206.992     1,154.643

Net Assets:
Beginning of year                                      6,552.084     5,397.441
                                                     -----------    ----------
End of year (including undistributed
 net investment income: $44.738
 and $41.899, respectively)                           $7,759.076    $6,552.084
                                                     ===========    ==========




 See Notes to Financial Statements

Notes to Financial Statements

1. American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives-current income, capital growth and conservation of principal-through investments in companies that participate in the growth of the American economy. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Directors or a committee thereof. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $164,000 includes $29,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of October 31, 1996, net unrealized appreciation on investments for federal income tax purposes aggregated $2,100,611,000, of which $2,146,898,000 related to appreciated securities and $46,287,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended October 31, 1996. The cost of portfolio securities for federal income tax purposes was $5,653,574,000 at October 31,1996.

3. The fee of $21,154,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC) with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.384% of the first $1 billion of average net assets; 0.33% of such assets in excess of $1 billion but not exceeding $2 billion; 0.294% of such assets in excess of $2 billion but not exceeding $3 billion; 0.27% of such assets in excess of $3 billion but not exceeding $5 billion; 0.252% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.24% of such assets in excess of $8 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended October 31, 1996, distribution expenses under the Plan were $14,098,000. As of October 31, 1996, accrued and unpaid distribution expenses were $2,317,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,473,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,378,000
(after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 1996, aggregate amounts deferred and earnings thereon were $210,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.
4. As of October 31, 1996, accumulated undistributed net realized gain on investments was $456,481,000 and paid-in capital was $4,866,289,000.

    The fund made purchases and sales of investment securities, excluding short-term securities, of $1,444,661,000 and $1,404,889,000, respectively, during the year ended October 31, 1996.



Per-Share Data and Ratios                          Year ended     October           31

                                          -------     -------     -------     -------     -------
                                             1996        1995        1994        1993        1992
                                          -------     -------     -------     -------     -------
Net Asset Value, Beginning of Year         $24.17      $21.60      $23.21      $21.29      $20.98
                                          -------     -------     -------     -------     -------
 Income from Investment
  Operations:
  Net investment income                       .84         .87         .88         .85         .87
  Net realized and unrealized
   gain (loss) on investments                3.52        3.41        (.54)       2.89         .98
                                          -------     -------     -------     -------     -------
   Total income from
 investment operations                       4.36        4.28         .34        3.74        1.85
                                          -------     -------     -------     -------     -------
 Less Distributions:
  Dividends from net investment
 income                                      (.84)       (.84)       (.84)       (.85)       (.88)
  Distributions from net
 realized gains                             (1.15)       (.87)      (1.11)       (.97)       (.66)
                                          -------     -------     -------     -------     -------
   Total distributions                      (1.99)      (1.71)      (1.95)      (1.82)      (1.54)
                                          -------     -------     -------     -------     -------
Net Asset Value, End of Year               $26.54      $24.17      $21.60      $23.21      $21.29
                                          =======     =======     =======     =======     =======

Total Return /1/                           18.89%      21.25%        1.75%      18.63%       9.43%


Ratios/Supplemental Data:
  Net assets, end of year (in
 millions)                                 $7,759      $6,552       $5,397      $5,283      $4,565
  Ratio of expenses to average
 net assets                                  .59%        .59%         .60%        .59%        .60%
  Ratio of net income to average
 net assets                                 3.36%       3.92%        4.07%       3.83%       4.15%
  Average commissions paid
 per share /2/                        5.88 cents   6.27 cents  6.54 cents  7.31 cents  7.56 cents
  Portfolio turnover rate                  24.21%      23.31%       18.46%      22.48%      37.35%



/1/This was calculated without deducting a sales charge. The maximum sales charge is 5.75% of the funds's offering price.
/2/Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected in the fund's statement of operations. Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, are excluded.


Independent Auditors' Report

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc., (the "Fund"),including the schedule of portfolio investments, as of October 31, 1996,and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended.These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended,and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Los Angeles, California

November 22, 1996


TAX INFORMATION (UNAUDITED)

     We are required to advise you within 60 days of the fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:
    Dividends and Distributions per Share

To Shareholders        Payment Date           From Net         From Net                From Net
of Record                                     Investment       Realized                Realized
                                              Income           Short-Term Gains        Long-Term Gains
December 8, 1995       December 11, 1995      $.21             $.03                    $1.12
April 4, 1996          April 8, 1996          .21              -                       -
July 5, 1996           July 8, 1996           .21              -                       -
October 4, 1996        October 7, 1996        .21              -                       -


     Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 64% of the dividends paid by the fund from net investment income represents qualifying dividends.

     Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 14% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

     Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a) Included in Prospectus - Part A
     Financial Highlights
     Included in Statement of Additional Information - Part B

      As of October 31, 1996:
    Investment Portfolio
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Notes to Financial Statements
    Per-Share Data and Ratios
    Independent Auditors' Report
 (b)  Exhibits:

  1. On file (see SEC files nos. 811-572 and 2-10607)

  2. On file (see SEC files nos. 811-572 and 2-10607)

  3. None.

  4. On file (see SEC files nos. 811-572 and 2-10607)

  5. On file (see SEC files nos. 811-572 and 2-10607)

  6. On file (see SEC files nos. 811-572 and 2-10607)

  7. None.

  8. On file (see SEC files nos. 811-572 and 2-10607)

  9. On file (see SEC files nos. 811-572 and 2-10607)

  10. Not applicable to this filing.

  11. Consent of Independent Auditors.

  12. None.

  13. None.

  14. On file (see SEC files nos. 811-572 and 2-10607)

  15. On file (see SEC files nos. 811-572 and 2-10607)

     16. On file (see SEC files nos. 811-572 and 2-10607)



     17.  EX-27 Financial data schedule

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of November 30, 1996

                          Number of Record-Holders
Title of Class

Capital Stock                              319,572
($1.00 par value)




ITEM 27. INDEMNIFICATION

      Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

     Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

     Section 2-418 further provides that indemnification provided for by
Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

     Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None.

ITEM 29. PRINCIPAL UNDERWRITERS

( a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.
 (b)


                   (1)                            (2)                       (3)

      NAME AND PRINCIPAL            POSITIONS AND OFFICES     POSITIONS AND OFFICES
       BUSINESS ADDRESS               WITH UNDERWRITER            WITH REGISTRANT



      David A. Abzug                Assistant Regional Vice   None
      5657 Lemona Avenue            President
      Van Nuys, CA  91411



      John A. Agar                  Regional Vice President   None
      1501 N. University Drive
      Suite 227A
      Little Rock, AR  72207



      Robert B. Aprison             Regional Vice President   None
      2983 Brynwood Drive
      Madison, WI  53711



%     Richard Armstrong             Assistant Vice President   None



*     William W. Bagnard            Vice President            None



      Steven L. Barnes              Senior Vice President     None
      8000 Town Line Avenue So.
      Suite 204
      Minneapolis, MN   55438



      Michelle A. Bergeron          Vice President            None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair               Senior Vice President     None
      27 Drumlin Road
      West Simsbury, CT  06092



      John A. Blanchard             Regional Vice President   None
      6421 Aberdeen Road
      Mission Hills, KS  66208



      Ian B. Bodell                 Senior Vice President     None
      3100 West End Avenue
      Suite 870
      Nashville, TN  37215



      Mick L. Brethower             Vice President            None
      108 Hagen Court
      Georgetown, TX  78628



       C. Alan Brown                Regional Vice President   None
      4619 McPherson Avenue
      St. Louis, MO 63108



*     Daniel C. Brown               Senior Vice President     None



@     J. Peter Burns                Vice President            None



      Brian C. Casey                Regional Vice President   None
      9508 Cable Drive
      Kensington, MD   20895



      Victor C. Cassato             Vice President            None
      609 W. Littleton Blvd. - Suite 310
      Littleton, CO  80121



      Christopher J. Cassin         Senior Vice President     None
      111 West Chicago Avenue
      Suite G3
      Hinsdale, IL  60521



      Denise M. Cassin              Regional Vice President   None
      1301 Stoney Creek Drive
      San Ramon, CA  94538



*     Larry P. Clemmensen           Treasurer, Director       None



*     Kevin G. Clifford             Director, Senior Vice    None
                                    President


      Ruth M. Collier               Vice President            None
      145 W. 67th Street #12K
      New York, NY  10023



      Thomas E. Cournoyer           Vice President            None
      2333 Granada Blvd.
      Coral Gables, FL  33134



      Douglas A. Critchell          Vice President            None
      4116 Woodbine Street
      Chevy Chase, MD  20815



*     Carl D. Cutting               Vice President            None



      Dan J. Delianedis             Regional Vice President   None
      8689 Braxton Drive
      Eden Prairie, MN  55347



      Michael A. Dilella            Vice President            None
      P.O. Box 661
      Ramsey, NJ  07446



      G. Michael Dill               Senior Vice President     None
      505 East Main Street
      Jenks, OK  74037



      Kirk D. Dodge                 Vice President            None
      2617 Salisbury Road
      Ann Arbor, MI  48103



      Peter J. Doran                Senior Vice President     None
      1205 Franklin Avenue
      Garden City, NY  11530



*     Michael J. Downer             Secretary                 None



      Robert W. Durbin              Vice President            None
      74 Sunny Lane
      Tiffin, OH  44883



&     Lloyd G. Edwards              Vice President            None



*     Paul H. Fieberg               Senior Vice President     None



      John R. Fodor                 Regional Vice President   None
      15 Latisquana Road
      Southborough, MA  01772



*     Mark P. Freeman, Jr.          President, Director       None



      Clyde E. Gardner              Senior Vice President     None
      Rt. 2, Box 3162
      Osage Beach, MO  65065



#     Evelyn K. Glassford           Vice President            None



      Jeffrey J. Greiner            Regional Vice President   None
      5898 Heather Glen Court
      Dublin, OH  43017



*     Paul G. Haaga, Jr.            Director                  None



      David E. Harper               Senior Vice President     None
      R.D. 1, Box 210, Rte. 519
      Frenchtown, NJ  08825



      Ronald R. Hulsey              Vice President            None
      6744 Avalon
      Dallas, TX  75214



      Robert S. Irish               Regional Vice President   None
      1225 Vista Del Mar Drive
      Delray Beach, FL  33483



*     Robert L. Johansen            Vice President, Controller   None

      Michael J. Johnston           Chairman of the Board     None
      630 Fifth Avenue, 36th Floor
      New York, NY  10111



       V. John Kriss, Jr.           Senior Vice President     None
      P.O. Box 274
      Surfside, CA  90743



      Arthur J. Levine              Vice President            None
      12558 Highlands Place
      Fishers, IN  46038



#     Karl A. Lewis                 Assistant Vice President   None



      T. Blake Liberty              Regional Vice President   None
      12585-E
      East Tennessee Circle
      Aurora, CO  80012



*     Lorin E. Liesy                Assistant Vice President   None



*     Susan G. Lindgren             Vice President - Institutional   None
                                     Investment Services Division


%     Stella Lopez                  Vice President            None



      Stephen A. Malbasa            Regional Vice President   None
      13405 Lake Shore Blvd.
      Cleveland, OH  44110



      Steven M. Markel              Senior Vice President     None
      5241 S. Race Street
      Littleton, CO  80121



*     John C. Massar                Director, Senior Vice President   None



*     E. Lee McClennahan            Senior Vice President     None



      Laurie B. McCurdy             Regional Vice President   None
      3500 West Camino de Urania
      Tucson, AZ  85741



%     John V. McLaughlin            Senior Vice President     None



      Terry W. McNabb               Vice President            None
      2002 Barrett Station Rd.
      St. Louis, MO   63131



*     R. William Melinat            Vice President, Institutional   None
                                    Investment Services Division



      David R. Murray               Vice President            None
      25701 S.E. 32nd Place
      Issaquah, WA  98027



      Stephen S. Nelson             Vice President            None
      7215 Trevor Court
      Charlotte, NC  28226



      William E. Noe                Regional Vice President   None
      304 River Oaks Road
      Brentwood, TN  37027



      Peter A. Nyhus                Regional Vice President   None
      3084 Wilds Ridge Court
      Prior Lake, MN  55372



      Eric P. Olson                 Regional Vice President   None
      62 Park Drive
      Glenview, IL  60025



      Fredric Phillips              Vice President            None
      32 Ridge Avenue
      Newton Centre, MA  02161



#     Candance D. Pilgram           Assistant Vice President   None



      Carl S. Platou                Regional Vice President   None
      4021 96th Avenue, SE
      Mercer Island, WA  98040



*     John O. Post, Jr.             Vice President            None



      Steven J. Reitman             Vice President            None
      212 The Lane
      Hinsdale, IL  60521



      Brian A. Roberts              Regional Vice President   None
      12025 Delmahoy Drive
      Charlotte, NC  28277



*     George L. Romine, Jr.         Vice President, Institutional   None
                                    Investment Services Division



      George S. Ross                Vice President            None
      55 Madison Avenue
      Morristown, NJ  07960



*     Julie D. Roth                 Vice President            None



*     James F. Rothenberg           Director                  None



      Douglas F. Rowe               Regional Vice President   None
      30309 Oak Tree Drive
      Georgetown, TX  78628



      Christopher S. Rowey          Regional Vice President   None
      9417 Beverlywood Street
      Los Angeles, CA  90034



      Dean B. Rydquist              Vice President            None
      1080 Bay Pointe Crossing
      Alpharetta, GA  30202



      Richard R. Samson             Vice President            None
      4604 Glencoe Avenue, #4
      Marina del Rey, CA  90292



      Joe D. Scarpitti              Regional Vice President   None
      31465 St. Andrews
      Westlake, OH  44145



*     Daniel B. Seivert             Assistant Vice President   None



*     R. Michael Shanahan           Chairman                  None



      David W. Short                Director, Senior Vice President   None
      1000 RIDC Plaza, Ste. 212
      Pittsburgh, PA  15238



*     Victor S. Sidhu               Vice President,           None
                                    Institutional Investment
                                     Services   Division



      William P. Simon, Jr.         Vice President            None
      554 Canterbury Lane
      Berwyn, PA  19312



*     John C. Smith                 Assistant Vice President,   None
                                    Institutional Investment
                                    ServicesDivision



*     Mary E. Smith                 Assistant Vice President,   None
                                    Institutional Investment
                                    Services Division



      Rodney G. Smith               Vice President            None
      2350 Lakeside Blvd., #850
      Richardson, TX  75082



      Nicholas D. Spadaccini        Regional Vice President   None
      855 Markley Woods Way
      Cincinnati, OH  45230



      Daniel S. Spradling           Senior Vice President     None
      4 West 4th Avenue, Suite 406
      San Mateo, CA  94402



      Thomas A. Stout               Regional Vice President   None
      12913 Kendale Lane
      Bowie, MD  20715



      Craig R. Strauser             Regional Vice President   None
      17040 Summer Place
      Lake Oswego, OR  97035



      Francis N. Strazzeri          Regional Vice President   None
      31641 Saddletree Drive
      Westlake Village, CA  91361



*     Drew Taylor                   Assistant Vice President   None



%     James P. Toomey               Assistant Vice President   None



&     Christopher E. Trede          Assistant Vice President   None



      George F. Truesdail           Vice President            None
      400 Abbotsford Court
      Charlotte, NC  28270



      Scott W. Ursin-Smith          Regional Vice President   None
      606 Glenwood Avenue
      Mill Valley, CA  94941



*     David M. Ward                 Assistant Vice President,   None
                                    Institutional Investment
                                    Services Division



      Thomas E. Warren              Regional Vice President   None
      4001 Crockers Lake Blvd., #1012
      Sarasota, FL  34238



*     J. Kelly Webb                 Senior Vice President     None



      Gregory J. Weimer             Vice President            None
      125 Surrey Drive
      Canonsburg, PA  15317



#     Timothy W. Weiss              Director                  None



**    N. Dexter Williams            Vice President            None



      Timothy J. Wilson             Regional Vice President   None
      113 Farmview Place
      Venetia, PA  15367



#     Laura L. Wimberly             Assistant Vice President   None



*     Marshall D. Wingo             Senior Vice President     None



*     Robert L. Winston             Senior Vice President,    None
                                    Director



      William R. Yost               Regional Vice President   None
      9320 Overlook Trail
      Eden Prairie, MN  55347



      Janet Young                   Regional Vice President   None
      1616 Vermont
      Houston, TX  77006



      Scott D. Zambon               Regional Vice President   None
      209 Robinson Drive
      Tustin Ranch, CA  92782




* Business Address, 333 South Hope Street, Los Angeles, CA  90071

   ** Business Address, One Market Plaza, Steuart Tower, Suite 1800, San Francisco, CA 94111

# Business Address, 135 South State College Blvd., Brea, CA  92821

% Business Address, 8000 IH-10, Suite 1400, San Antonio, TX  78230

@ Business Address, 5300 Robin Hood Road, Norfolk, VA  23513

& Business Address, 8332 Woodfield Crossing Boulevard, Indianapolis, IN  46240

(c) None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other records required by rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

     Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.

     Records covering portfolio transactions are also maintained and kept by the Custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31.  MANAGEMENT SERVICES

 None.

ITEM 32.  UNDERTAKINGS

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.


                            SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 20th day of December, 1996.

            AMERICAN MUTUAL FUND, INC.
              By /s/ JON B. LOVELACE, JR.
                    (Jon B. Lovelace, Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 20, 1996, by the following persons in the capacities indicated.

      SIGNATURE                              TITLE



(1)   Chief Executive Officer:





      /s/ JAMES W. RATZLAFF

      (James W. Ratzlaff)                    Vice Chairman of the Board



(2)   Principal Financial Officer and

      Principal Accounting Officer:





      /s/ STEVEN N. KEARSLEY

      (Steven N. Kearsley)                   Treasurer



(3)   Directors:



      H. Frederick Christie*                 Director

      E. H. Clark, Jr.*                      Director

      Mary Anne Dolan*                       Director

      James K. Dunton                        President and Director

      Martin Fenton, Jr.*                    Director

      E. Eric Johnson*                       Director

      Mary Myers Kaupilla*                   Director

      /s/ JON B. LOVELACE, JR.

      (Jon B. Lovelace, Jr.)                 Chairman of the Board

      James W. Ratzlaff*                     Vice Chairman of the Board

      Olin C. Robison*                       Director


*By /s/ VINCENT P. CORTI
        (Vincent P. Corti, Attorney-in-Fact)